3. Summary of Significant Accounting Policies (Details-Earnings per share) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Net (loss) income available to common stockholders - basic	$ (8,203,000)	$ 3,735,000
Denominator - basic:
Weighted average number of common shares outstanding	9,657,000	6,882,000
Basic (loss) earnings per common share	$ (0.85)	$ 0.54
Net income (loss) income available to common stockholders - diluted	$ (8,203,000)	$ 3,735,000
Denominator - diluted:
Weighted average number of common shares outstanding	9,657,000	6,882,000
Common share equivalents of outstanding stock options	0	12,000
Common share equivalents of outstanding warrants	0	4,000
Weighted average number of common shares outstanding	9,657,000	6,898,000
Dilutive earnings (loss) per common share	$ (0.85)	$ 0.54